Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Common stock	Treasury stock	Additional paid-in capital in excess of value assigned to common stock	Capital reserves	Regulatory reserves	Retained earnings	Other comprehensive income
Beginning balance at Dec. 31, 2018	$ 991,664	$ 279,980	$ (61,076)	$ 119,987	$ 95,210	$ 136,019	$ 421,124	$ 420
Profit for the year	86,053	0	0	0	0	0	86,053	0
Other comprehensive income (loss)	(2,389)	0	0	0	0	0	0	(2,389)
Transfer of fair value on equity instrument at FVOCI	0	0	0	0	0	0	(151)	151
Issuance of restricted stock	0	0	1,259	(1,259)	0	0	0	0
Compensation cost - stock options and stock units plans	1,782	0	0	1,782	0	0	0	0
Exercised options and stock units vested	0	0	148	(148)	0	0	0	0
Dividends declared	(60,943)	0	0	0	0	0	(60,943)	0
Ending balance at Dec. 31, 2019	1,016,167	279,980	(59,669)	120,362	95,210	136,019	446,083	(1,818)
Profit for the year	63,593	0	0	0	0	0	63,593	0
Other comprehensive income (loss)	1,424	0	0	0	0	0	0	1,424
Transfer of fair value on equity instrument at FVOCI	0	0	0	0	0	0	(602)	602
Issuance of restricted stock	0	0	1,391	(1,391)	0	0	0	0
Compensation cost - stock options and stock units plans	1,722	0	0	1,722	0	0	0	0
Exercised options and stock units vested	0	0	279	(279)	0	0	0	0
Dividends declared	(44,986)	0	0	0	0	0	(44,986)	0
Ending balance at Dec. 31, 2020	1,037,920	279,980	(57,999)	120,414	95,210	136,019	464,088	208
Profit for the year	62,697	0	0	0	0	0	62,697	0
Other comprehensive income (loss)	(11,756)	0	0	0	0	0	0	(11,756)
Issuance of restricted stock	0	0	1,391	(1,391)	0	0	0	0
Compensation cost - stock options and stock units plans	1,908	0	0	1,908	0	0	0	0
Exercised options and stock units vested	0	0	888	(888)	0	0	0	0
Repurchase of "Class E" common stock	(60,079)	0	(60,079)	0	0	0	0	0
Dividends declared	(38,900)	0	0	0	0	0	(38,900)	0
Ending balance at Dec. 31, 2021	$ 991,790	$ 279,980	$ (115,799)	$ 120,043	$ 95,210	$ 136,019	$ 487,885	$ (11,548)